Sensitivity Analysis – Trading Portfolio (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest rate in Reais [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in fixed interest rates and interest rate coupons
Interest rate in Reais [Member] | Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (63)	R$ (273)
Interest rate in Reais [Member] | Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(21,058)	(72,496)
Interest rate in Reais [Member] | Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (41,285)	(137,888)
Price indexes [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in price index coupon rates
Price indexes [Member] | Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (3,129)	(2,069)
Price indexes [Member] | Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(51,918)	(58,427)
Price indexes [Member] | Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (110,853)	(115,254)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in foreign currency coupon rates
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (2)	(1)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(339)	(18)
Sensitivity Analysis Trading Portfolio Exchange Coupon [Member] | Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (670)	(36)
Foreign currency [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to exchange rate variations
Foreign currency [Member] | Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 800	(373)
Foreign currency [Member] | Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	20,000	(9,334)
Foreign currency [Member] | Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 40,000	(18,668)
Sensitivity Analysis Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variation in stock prices
Sensitivity Analysis Trading Portfolio Equities [Member] | Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (130)	(47)
Sensitivity Analysis Trading Portfolio Equities [Member] | Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(3,256)	(1,177)
Sensitivity Analysis Trading Portfolio Equities [Member] | Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (6,512)	(2,355)
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in the interest rate of securities traded on the international market
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 42	(363)
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	3,942	(3,114)
Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member] | Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 7,744	(6,295)
Sensitivity Analysis Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure not classified in other definitions
Sensitivity Analysis Trading Portfolio Others [Member] | Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (135)	(436)
Sensitivity Analysis Trading Portfolio Others [Member] | Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(866)	(2,387)
Sensitivity Analysis Trading Portfolio Others [Member] | Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(1,730)	(4,765)
Total including correlation of risk factors [Member] | Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(2,617)	(3,562)
Total including correlation of risk factors [Member] | Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(53,495)	(146,953)
Total including correlation of risk factors [Member] | Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (113,306)	R$ (285,261)